Income Tax (Narrative - Unrecognized Tax Benefits) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Disclosure [Abstract]
Unrecognized Tax Benefits that Would Impact Effective Tax Rate	$ 84	$ 179	$ 199
Unrecognized Tax Benefits, Income Tax Penalties and Interest Expense	1	1	1
Unrecognized Tax Benefits, Income Tax Penalties and Interest Accrued	7	178	201
Significant Change in Unrecognized Tax Benefits is Reasonably Possible, Amount of Unrecorded Benefit	$ 22